Document And Entity Information	Nov. 17, 2021
Document Information [Line Items]
Entity, Registrant Name	Orbital Infrastructure Group, Inc.
Document, Type	8-K/A
Document, Period End Date	Nov. 17, 2021
Entity, File Number	0-29923
Entity, Incorporation, State or Country Code	CO
Entity, Tax Identification Number	84-1463284
Entity, Address, Address Line One	5444 Westheimer Road,
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77056
City Area Code	832
Local Phone Number	467-1420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common stock
Trading Symbol	OIG
Security Exchange Name	NASDAQ
Amendment Description	seller note modification
Amendment Flag	true
Entity, Central Index Key	0001108967